COMPENSATION OF KEY MANAGEMENT	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
COMPENSATION OF KEY MANAGEMENT	COMPENSATION OF KEY MANAGEMENT
The remuneration of directors and other key management personnel of CI during the years ended December 31, is as follows:

	2020	2019
	$	$
Salaries	5,155	6,976
Equity-based compensation	6,660	1,827
Total	11,815	8,803